Leases - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Lessee Lease Description [Line Items]
Lessee operating lease term of contract		12 months
Rent expense for operating leases	₨ 324
Minimum [Member]
Lessee Lease Description [Line Items]
Lessee operating lease term of contract		3 years
Maximum [Member]
Lessee Lease Description [Line Items]
Lessee operating lease term of contract		35 years